Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2026	Feb. 28, 2026	Nov. 30, 2025	Aug. 31, 2025	Jun. 11, 2025
C000260559 [Member]
Account Value [Line Items]
Accumulated Value	$ 11,046	$ 12,063	$ 10,854	$ 11,227	$ 10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 12,652	$ 11,482	$ 11,391	$ 10,753	$ 10,000